Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions
Acquisitions
The results of operations and financial position of the entities acquired during any year are included in the Consolidated Financial Statements from and after the date of acquisition.
Title
Title Guaranty of Hawaii
On August 31, 2017, FNF Group completed its acquisition of 90% of the membership interest of Title Guaranty of Hawaii ("Title Guaranty") for $98 million. Title Guaranty was previously an unaffiliated agent and will continue to be closely aligned with Chicago Title as it formally becomes part of the FNF title company family. Founded in 1896, Title Guaranty is the oldest title company in the State of Hawaii and is a leading provider of title and escrow services, with more than 300 employees in branches across the State of Hawaii providing title insurance and real estate closing services. The acquisition does not meet the definition of "significant" pursuant to Article 3 of Regulation S-X (§210.3-05). Further, the results of operations are not material to our historical financial statements.

We paid total consideration, net of cash received, of $93 million in exchange for 90% of the equity interests of Title Guaranty. The total cash consideration paid was as follows (in millions):

Total cash paid	$98
Less: Cash acquired	(5)
Total net consideration paid	$93

The purchase price has been initially allocated to Title Guaranty's assets acquired and liabilities assumed based on our best estimates of their fair values as of the acquisition date. Goodwill has been recorded based on the amount that the purchase price exceeds the fair value of the net assets acquired. The goodwill recorded is expected to be deductible for tax purposes. These estimates are preliminary and subject to adjustments as we complete our valuation process with respect to Title plant, Goodwill, and Other intangible assets.
The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed as of the acquisition date (in millions):

Fair Value
Accounts receivable	$1
Property and equipment	4
Other intangible assets	60
Goodwill	40
Title plant	3
Prepaid expenses and other	1
Total assets acquired	109
Accounts payable and accrued liabilities	5
Total liabilities assumed	5
Non-controlling interests assumed	11
Total liabilities and equity assumed	16
Net assets acquired	$93

The gross carrying value and weighted average estimated useful lives of Property and equipment and Other intangible assets acquired in the Title Guaranty acquisition consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Property and equipment	$4	5
Other intangible assets:
Customer relationships	52	10
Trade name	7	10
Non-compete agreements	1	5
Total Other intangible assets	60
Total	$64

Other Title Acquisitions
During the year ended December 31, 2016, we completed several acquisitions of businesses (the "Title Acquisitions") aligned with our Title segment. The Title Acquisitions do not meet the definition of "significant", individually or in the aggregate, pursuant to Article 3 of Regulation S-X (§210.3-05). Further, their historical results of operations are not material to our financial statements.

We paid total consideration, net of cash received, of $89 million in exchange for the assets and/or equity interests of the Title Acquisitions. The total consideration paid was as follows (in millions):

Cash paid	$92
Less: Cash acquired	(3)
Total net consideration paid	$89

The purchase price has been allocated to the Title Acquisitions' assets acquired and liabilities assumed based on our best estimates of their fair values as of the acquisition date. Goodwill has been recorded based on the amount that the purchase price exceeds the fair value of the net assets acquired.
The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed for the Title Acquisitions as of the acquisition date (in millions):

Fair Value
Trade and notes receivable	$5
Other intangible assets	68
Goodwill	48
Prepaid expenses and other assets	1
Title plant	2
Property and equipment, net	3
Total assets acquired	127
Accounts payable and accrued liabilities	30
Deferred tax liability	8
Total liabilities assumed	38
Net assets acquired	$89

The gross carrying value and weighted average estimated useful lives of Computer software and Other intangible assets acquired in the Title Acquisitions consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Other intangible assets:
Customer relationships	$57	10
Trade name	6	10
Non-compete agreements	1	5
Computer software	2	3
Other	2	1
Total Other intangible assets	$68

Corporate and Other
Real Geeks and SkySlope
During the year ended December 31, 2017, CINC and FNF completed their acquisitions of Real Geeks, LLC ("RG") and SkySlope, Inc. ("SS"), respectively (together, the "Real Estate Technology Acquisitions"). The Real Estate Technology Acquisitions were made to supplement our Commissions, Inc. ("CINC") business. The Real Estate Technology Acquisitions do not meet the definition of "significant", individually or in the aggregate, pursuant to Article 3 of Regulation S-X (§210.3-05). Further, their historical results of operations are not material to our financial statements.

CINC and FNF paid total aggregate consideration, net of cash received, of $98 million in exchange for 100% and 67% of the equity interests of RG and SS, respectively. The total consideration paid was as follows (in millions):

Total purchase price	$101
Less: Cash acquired	(3)
Total net assets acquired	98
Less: Contingent consideration payable	(16)
Total net cash paid	$82

The purchase price has been allocated to the Real Estate Technology Acquisitions' assets acquired and liabilities assumed based on our best estimates of their fair values as of the acquisition date. Goodwill has been recorded based on the amount that the purchase price exceeds the fair value of the net assets acquired. $37 million of the goodwill recorded is expected to be deductible for tax purposes. These estimates are preliminary and subject to adjustments as we complete our valuation process with respect to Goodwill and Other intangible assets.
The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed for the Real Estate Technology Acquisitions as of the acquisition date (in millions):

Fair Value
Other intangible assets	$38
Goodwill	92
Property and equipment, net	1
Total assets acquired	131
Accounts payable and accrued liabilities	1
Deferred tax liability	9
Total liabilities assumed	10
Non-controlling interests	23
Total liabilities and equity assumed	33
Net assets acquired	$98
The gross carrying value and weighted average estimated useful lives of the Other intangible assets acquired in the Real Estate Technology Acquisitions consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Property and equipment, net	$1	1 - 5
Other intangible assets:
Customer relationships	14	10
Trade name	5	10
Non-compete agreements	2	5
Computer software	17	7
Total Other intangible assets	$38

Commissions, Inc.
On August 23, 2016, we completed our acquisition of CINC, a leading provider of web-based real estate marketing and customer relationship management software for elite Realtors® and agent teams across North America, for $229 million. CINC’s product offerings include software, marketing and services designed to enhance the productivity and sales results of elite Realtors® and agent teams through lead generation and proactive lead management. CINC's financial position and results of operations from the acquisition date are included in our Corporate and Other segment. The acquisition does not meet the definition of "significant" pursuant to Article 3 of Regulation S-X (§210.3-05). Further, the results of operations are not material to our historical financial statements.

We paid total consideration, net of cash received, of $229 million in exchange for 95% of the equity interests of CINC. The total consideration paid was as follows (in millions):

Cash paid	$240
Less: Cash Acquired	(11)
Total net consideration paid	$229

The purchase price has been initially allocated to CINC's assets acquired and liabilities assumed based on our best estimates of their fair values as of the acquisition date. Goodwill has been recorded based on the amount that the purchase price exceeds the fair value of the net assets acquired.
The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed as of the acquisition date (in millions):

Fair Value
Trade and notes receivable, net	$1
Prepaid and other assets	2
Other intangible assets	90
Goodwill	165
Income taxes receivable	2
Total assets acquired	260
Accounts payable and accrued liabilities	7
Deferred tax liability	12
Total liabilities assumed	19
Non-controlling interests	12
Total liabilities and equity assumed	31
Net assets acquired	$229

The gross carrying value and weighted average estimated useful lives of Computer software and Other intangible assets acquired in the CINC acquisition consist of the following (dollars in millions):

	Gross Carrying Value	Weighted Average Estimated Useful Life (in years)
Other intangible assets:
Customer relationships	$46	10
Tradename	13	10
Computer software	28	7
Non-compete agreements	3	4
Total Other intangible assets	$90

For comparative purposes, selected unaudited pro-forma consolidated results of operations of FNF for the years ended December 31, 2016 and 2015 are presented below. Pro-forma results presented assume the consolidation of CINC occurred as of the beginning of the 2015 period. Amounts reflect our 95% ownership interest in CINC and are adjusted to exclude costs directly attributable to the acquisition of CINC, including transaction costs.

	Year ended December 31,
	2016	2015
Total revenues	$7,285	$6,695
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	653	529